RELATED PARTY BALANCES AND TRANSACTIONS	12 Months Ended
Dec. 31, 2024
Related Party Transactions [Abstract]
RELATED PARTY BALANCES AND TRANSACTIONS

NOTE 10 － RELATED PARTY BALANCES AND TRANSACTIONS

Nature of relationships with related parties:

Name of related party	Relationship with the Company
Golden Hill Capital Pte. Ltd.	Intermediate holding company of the Company, which is controlled by two controlling shareholders
Golden Hill Capital Ltd.	Immediate holding company of the Company, which is controlled by two controlling shareholders
New Century International Homes Pte. Ltd.	Entity controlled by two controlling shareholders
HTL Manufacturing Pte. Ltd.	Entity controlled by two controlling shareholders
HTL Marketing Pte. Ltd.	Entity controlled by two controlling shareholders
HTL Furniture (China) Co., Ltd.	Entity controlled by two controlling shareholders
New Century Sofa India Private Limited	Entity controlled by two controlling shareholders
New Century Trading (India) Private Limited	Entity controlled by two controlling shareholders
Hwa Tat Lee Japan Co., Ltd	Entity controlled by two controlling shareholders
HTL Korea Co., Ltd	Entity controlled by two controlling shareholders

Related party balances consisted of the following:

			As of December 31,
			2023	2024
Name of related party	Nature
HTL Marketing Pte. Ltd.	Amount due from a related party	(a)	383,100	2,900
HTL Marketing Pte. Ltd.	Accounts payable	(b)	584,579	48,324
New Century Trading (India) Private Limited	Amount due from a related party	(a)	221	-
New Century International Homes Pte. Ltd.	Amount due from former holding company	(c)	553,551	-
New Century Sofa India Private Limited	Amount due to related party (trade)	(b)	15,362	-
HTL Furniture (China) Co., Ltd.	Accounts payable	(b)	-	153,967
Hwa Tat Lee Japan Co., Ltd	Accounts receivable	(d)	-	157,838
HTL Korea Co., Ltd	Accounts receivable	(d)	-	18,001

(a)	As of December 31, 2023 and 2024, the balances represented the temporary advances made by the Company for non-trade purpose, which are unsecured, interest-free and due on demand.

(b)	As of December 31, 2023 and 2024, the balances represented trade payable from the purchase of goods under the normal course of business. The amounts are unsecured, interest-free and due on demand.

(c)	As of December 31, 2023, the balance due from New Century International Homes Pte. Ltd. represented the temporary advances by the Company for non-trade purpose. The amount is unsecured, interest-free and due on demand. Subsequently, in March 2024, these temporary advances were fully repaid by New Century International Homes Pte. Ltd., the former shareholder.

(d)	As of December 31, 2024, the balances due from Hwa Tat Lee Japan Co., Ltd and HTL Korea Co., Ltd represented trade receivable under the normal course of business. The amounts are unsecured, interest-free and due on demand.

In the ordinary course of business, during the years ended December 31, 2022, 2023 and 2024, the Company has involved with transactions, either at cost or current market prices and on the normal commercial terms among related parties. The following table provides the transactions with these parties for the years, as presented (for the portion of such period that they were considered related):

		Years ended December 31,
		2022	2023	2024
Name of related party	Nature
HTL Korea Co., Ltd	Sales of goods	-	-	14,562
Hwa Tat Lee Japan Co., Ltd	Sales of goods	-	-	160,125
HTL Furniture (China) Co., Ltd	Purchase of goods	-	-	152,764
HTL Manufacturing Pte. Ltd.	Purchase of goods	6,416	-	-
HTL Marketing Pte. Ltd.	Purchase of goods	1,522,199	1,433,988	993,957
	Sales rebate	-	50,723	74,386
	Sales warranty rebate	-	101,446	111,578
	Marketing support	-	196,345	986,412
	IT and HR service	-	-	165,382
New Century Sofa India Private Limited	Purchase of goods	-	15,093	16,990

Apart from the transactions and balances detailed above and elsewhere in these accompanying combined and consolidated financial statements, the Company has no other significant or material related party transactions during the years presented.